UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 56.02%	Shares	Value
Administrative and Support Services - 2.40%
CreditRiskMonitor.com, Inc.	780	$1,638
PayPal Holdings, Inc.*	63,400	2,727,468
		2,729,106
Broadcasting (except Internet) - 11.59%
The E.W. Scripps Company - Class A*	56,800	1,331,392
Liberty Media Corp.-Liberty SiriusXM - Class A*	48,000	1,868,160
Liberty Media Corp.-Liberty SiriusXM - Class C*	144,000	5,584,320
The Madison Square Garden Company - Class A*	16,366	3,268,454
MSG Networks Inc. - Class A*	49,100	1,146,485
		13,198,811
Cable Distributor - 6.63%
Liberty Broadband Corporation - Series A*	18,000	1,531,620
Liberty Broadband Corporation - Series C*	36,000	3,110,400
Liberty Global plc - Series C*	72,000	2,522,880
Liberty Global plc LiLAC - Series C*	16,496	380,068
		7,544,968
Credit Intermediation and Related Activities - 0.91%
LendingTree, Inc.*	8,233	1,032,007

Data Processing, Hosting and Related Services - 0.36%
CoStar Group, Inc.*	2,000	414,440

Data Processor - 3.83%
MasterCard, Inc. - Class A	12,000	1,349,640
Verisk Analytics, Inc. - Class A*	7,600	616,664
Visa, Inc. - Class A	27,000	2,399,490
		4,365,794
Defense - 3.77%
CACI International, Inc. - Class A*	29,200	3,425,160
ManTech International Corporation - Class A	25,000	865,750
		4,290,910
E-Commerce - 2.87%
CommerceHub, Inc. - Series A*	6,600	102,168
CommerceHub, Inc. - Series C*	12,800	198,784
eBay, Inc.*	53,200	1,785,924
Liberty Expedia Holdings, Inc. - Class A*	1,800	81,864
Liberty Interactive Corp. QVC - Class A*	15,200	304,304
Liberty Ventures - Series A*	18,000	800,640
		3,273,684
Holding Company - 0.80%
Icahn Enterprises LP	17,862	915,249

Media - 2.12%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	191,520
Liberty Media Corp.-Liberty Braves - Class C*	10,600	250,690
Liberty Media Corp.-Liberty Formula One - Class A*	21,000	686,700
Lions Gate Entertainment Corporation - Class B*	52,643	1,283,436
		2,412,346
Non-Store Retailers - 1.97%
Copart, Inc.*	36,000	2,229,480
Overstock.com, Inc.*	1,000	17,200
		2,246,680
Oil and Gas - 0.03%
Texas Pacific Land Trust	100	27,975

Other Information Services - 6.06%
Alphabet, Inc. - Class A*	4,000	3,391,200
Alphabet, Inc. - Class C*	4,000	3,318,240
Yahoo! Inc.*	4,200	194,922
		6,904,362
Performing Arts, Spectator Sports, and Related Industries - 0.37%
Live Nation Entertainment, Inc.*	14,000	425,180

Satellite Telecommunications - 8.48%
DISH Network Corp. - Class A*	28,600	1,815,814
EchoStar Corporation - Class A*	137,600	7,836,320
		9,652,134
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.83%
The Bitcoin Investment Trust*	22,400	2,600,864
The Bitcoin Investment Trust Private Placement Certificate*+[1]	289	30,021
MarketAxess Holdings, Inc.	5,700	1,068,693
OTC Markets Group Inc. - Class A	30,600	657,900
		4,357,478
Telecommunications - 0.00%
ICTC Group Inc.*	149	4,470

TOTAL COMMON STOCKS
(cost $23,086,183)		63,795,594

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	-

TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 43.98%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	312	312

	Principal
	Amount
U.S. Treasury Obligations - 43.98%
United States Treasury Bills
Maturity Date: 04/27/2017, Yield to Maturity 0.53%	$4,656,000	4,653,751
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	45,474,000	45,439,713
		50,093,464
TOTAL SHORT-TERM INVESTMENTS
(cost $50,096,209)		50,093,776

TOTAL INVESTMENTS - 100.00%
(cost $73,182,392)(a)		$113,889,370

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $30,021 or 0.03% of net assets.
[1]	- The Private Placement Certificates will automatically convert into unrestricted shares of The Bitcoin Investment Trust (GBTC) at the end of the restricted period.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$73,182,392

Gross unrealized appreciation	$40,843,053
Gross unrealized depreciation	(136,075)
Net unrealized appreciation	$40,706,978

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 97.87%	Shares	Value
Chemical Manufacturing - 1.88%
Agenus, Inc.*	148	$558
AmpliPhi Biosciences Corp.*	20	8
Lonza Group AG*	2,000	378,176
Madrigal Pharmaceuticals, Inc.*	514	7,916
		386,658
Pharmaceutical and Biotechnology - 91.74%
AbbVie Inc.	13,000	847,080
Alkermes plc*	25,000	1,462,500
Arena Pharmaceuticals, Inc.*	45,000	65,700
AstraZeneca plc - ADR	28,000	871,920
Biogen Inc.*	3,750	1,025,325
Bioverativ, Inc.*	2,375	129,343
Bristol-Myers Squibb Company	24,000	1,305,120
Celgene Corporation*	7,000	871,010
Celldex Therapeutics Inc.*	26,294	94,921
Eli Lilly & Company	19,000	1,598,090
Gilead Sciences, Inc.	9,000	611,280
GlaxoSmithKline plc - ADR	22,673	955,894
Immune Pharmaceuticals Inc.*	17	2
Ionis Pharmaceuticals, Inc.*	17,000	683,400
Johnson & Johnson	9,000	1,120,950
Merck & Co., Inc.	15,000	953,100
Merrimack Pharmaceuticals, Inc.*^	25,000	77,000
Novartis AG - ADR	14,000	1,039,780
Onconova Therapeutics, Inc.*	2,400	7,272
Osiris Therapeutics, Inc.*^	21,000	100,800
Pfizer, Inc.	43,000	1,471,030
Progenics Pharmaceuticals, Inc.*	67,200	634,368
Roche Holding AG Limited - ADR	23,000	736,690
Sanofi - ADR	26,000	1,176,500
Shire plc - ADR	6,000	1,045,380
		18,884,455
Professional, Scientific, and Technical Services - 4.25%
Albany Molecular Research, Inc.*	56,000	785,680
Codexis, Inc.*	5,611	26,933
Pacific Biosciences of California Inc.*	12,000	62,040
		874,653
TOTAL COMMON STOCKS
(cost $14,477,842)		20,145,766

RIGHTS - 0.04%
Funds, Trusts, and Other Financial Vehicles - 0.01%
Ligand Pharmaceuticals Inc.*	44,000	440
Ligand Pharmaceuticals Inc.*	44,000	550
Ligand Pharmaceuticals Inc.*	44,000	792
Ligand Pharmaceuticals Inc.*#	44,000	101
		1,883
Pharmaceutical and Biotechnology - 0.03%
Sanofi*#	15,538	6,992

TOTAL RIGHTS
(cost $0)		8,875

SHORT-TERM INVESTMENTS - 1.84%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	1,051	1,051

	Principal
	Amount
U.S. Treasury Obligations - 1.84%
United States Treasury Bills
Maturity Date: 04/27/2017, Yield to Maturity 0.67%	$378,000	377,817

TOTAL SHORT-TERM INVESTMENTS
(cost $378,868)		378,868

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.88%	Shares
Money Market Funds - 0.88%
First American Government Obligations Fund - Class X, 0.65%[b]	181,688	181,688

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $181,688)		181,688

TOTAL INVESTMENTS - 100.63%
(cost $15,038,398)(a)		$20,715,197

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017. Total loaned securities had a market value of $173,190 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$15,038,398

Gross unrealized appreciation	$7,400,287
Gross unrealized depreciation	(1,723,488)
Net unrealized appreciation	$5,676,799

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 58.46%	Shares	Value
Accommodation - 0.51%
Civeo Corporation*	13,403	$40,075

Asset Management - 7.06%
Brookfield Asset Management Inc. - Class A	5,800	211,468
JZ Capital Partners Limited	4,800	33,197
Onex Corporation	3,700	266,453
Partners Value Investments LP*	1,993	44,960
		556,078
Broadcasting (except Internet) - 3.70%
Liberty Media Corp.-Liberty SiriusXM - Class A*	3,500	136,220
Liberty Media Corp.-Liberty SiriusXM - Class C*	4,000	155,120
		291,340
Cable Distributor - 1.03%
Altice N.V. - Class A*	400	9,049
Liberty Broadband Corporation - Series A*	700	59,563
Liberty Global plc - Series A*	74	2,654
Liberty Global plc - Series C*	182	6,377
Liberty Global plc LiLAC - Series A*	9	200
Liberty Global plc LiLAC - Series C*	22	507
SFR Group SA*	100	3,146
		81,496
Crop Production - 0.46%
Cresud S.A.C.I.F.y A. - ADR*	1,798	36,086

Global Exchanges - 0.74%
BM&FBovespa SA	9,470	58,352

Holding Company - 14.44%
Bollore SA	92,000	356,662
Clarke Inc.	25,600	207,903
Dundee Corporation - Class A*	13,000	39,520
HRG Group, Inc.*	200	3,864
Icahn Enterprises LP	6,037	309,336
Investor AB - B Shares	100	4,210
Siem Industries Inc.*	3,500	217,000
		1,138,495
Industrial Services - 0.04%
Brookfield Business Partners LP	116	2,860

Insurance Carriers and Related Activities - 3.47%
Fairfax Financial Holdings Limited	600	273,785

Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.23%
The Howard Hughes Corporation*	1,500	175,875

Media - 0.89%
Liberty Media Corp.-Liberty Formula One - Class A*	900	29,430
Liberty Media Corp.-Liberty Formula One - Class C*	1,200	40,980
		70,410
Mining (except Oil and Gas) - 3.63%
Franco-Nevada Corporation	2,100	137,571
NovaGold Resources Inc.*	4,000	19,480
Sandstorm Gold Limited*^	3,600	15,372
Silver Wheaton Corporation	5,450	113,578
Trilogy Metals, Inc.*	666	363
		286,364

Oil and Gas - 9.86%
PrairieSky Royalty Limited	100	2,110
Texas Pacific Land Trust	2,772	775,467
		777,577
Oil and Gas Extraction - 0.81%
Continental Resources, Inc.*	1,400	63,588

Other Information Services - 0.01%
Internet Initiative Japan Inc. - ADR	100	905

Pipeline Transportation - 0.13%
Rubis SCA	100	9,801

Publishing Industries (except Internet) - 0.22%
NZME Limited	20,000	12,988
Promotora de Informaciones S.A. - ADR*	240	1,104
Promotora de Informaciones S.A. - Class A*	610	2,805
		16,897
Real Estate - 2.28%
Dream Unlimited Corp. - Class A*	35,100	179,479

Satellite Telecommunications - 1.73%
EchoStar Corporation - Class A*	2,400	136,680

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.50%
The Bitcoin Investment Trust*	1,700	197,387

Shipping Services - 0.74%
Clarkson plc	1,800	58,635

Transportation - 0.04%
Braemar Shipping Services plc	1,000	3,245

Transportation Equipment Manufacturing - 0.55%
HEICO Corporation - Class A	575	43,125

Water Transportation - 1.39%
A.P. Moeller-Maersk A/S - Class B - ADR	13,200	109,626

TOTAL COMMON STOCKS
(cost $3,432,374)		4,608,161

PREFERRED STOCKS - 0.12%
Asset Management - 0.12%
Partners Value Investments LP - Class A	515	9,656

TOTAL PREFERRED STOCKS
(cost $5,334)		9,656

	Principal
CORPORATE BONDS - 0.40%	Amount	Value
General Merchandise Stores - 0.40%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	31,205

TOTAL CORPORATE BONDS
(cost $39,500)		31,205

WARRANTS - 0.10%	Shares
Asset Management - 0.05%
Partners Value Investments LP*	1,893	3,573

General Merchandise Stores - 0.05%
Sears Holdings Corporation*^	1,390	4,323

TOTAL WARRANTS
(cost $26,599)		7,896

SHORT-TERM INVESTMENTS - 40.88%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	257	257

	Principal
	Amount
U.S. Treasury Obligations - 40.88%
United States Treasury Bills
Maturity Date: 04/27/2017, Yield to Maturity 0.52%	$231,000	230,888
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	2,994,000	2,991,743
		3,222,631
TOTAL SHORT-TERM INVESTMENTS
(cost $3,223,041)		3,222,888

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.26%	Shares
Money Market Funds - 0.26%
First American Government Obligations Fund - Class X, 0.65%[b]	20,281	20,281

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $20,281)		20,281

TOTAL INVESTMENTS - 100.22%
(cost $6,747,129)(a)		$7,900,087

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017.  Total loaned securities had a market value of $19,060 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$6,747,129

Gross unrealized appreciation	$1,621,798
Gross unrealized depreciation	(468,840)
Net unrealized appreciation	$1,152,958

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 84.26%	Shares	Value
Accommodation - 0.00%
Civeo Corporation*	10,800	$32,292

Asset Management - 7.86%
Associated Capital Group, Inc. - Class Ac	267,600	9,673,740
Brookfield Asset Management Inc. - Class A	877,000	31,975,420
Onex Corporation	256,000	18,435,687
Partners Value Investments LP*	800	18,047
RIT Capital Partners plc	17,200	403,197
		60,506,091
Beverage and Tobacco Product Manufacturing - 0.14%
Crimson Wine Group Limited*	109,400	1,094,000

Broadcasting (except Internet) - 6.00%
CBS Corporation - Class B	107,800	7,477,008
Liberty Media Corp.-Liberty SiriusXM - Class A*	381,800	14,859,656
Liberty Media Corp.-Liberty SiriusXM - Class C*	614,500	23,830,310
		46,166,974
Cable Distributor - 3.14%
Liberty Broadband Corporation - Series A*	72,900	6,203,061
Liberty Broadband Corporation - Series C*	208,000	17,971,200
		24,174,261
Chemical Manufacturing - 0.12%
Platform Specialty Products Corporation*	70,500	917,910

Computer and Electronic Product Manufacturing - 0.00%
Fortive Corporation	50	3,011

E-Commerce - 1.72%
CommerceHub, Inc. - Series A*	19,000	294,120
CommerceHub, Inc. - Series C*	37,700	585,481
Liberty Expedia Holdings, Inc. - Class A*	40,100	1,823,748
Liberty Interactive Corp. QVC - Class A*	294,400	5,893,888
Liberty Ventures - Series A*	105,100	4,674,848
		13,272,085
Electrical Equipment, Appliance, and Component Manufacturing - 0.00%
Danaher Corporation	100	8,553

Gaming - 1.37%
Las Vegas Sands Corp.	86,800	4,953,676
MGM Resorts International	74,600	2,044,040
Wynn Resorts Limited	30,600	3,507,066
		10,504,782
General Merchandise Stores - 0.02%
Sears Canada Inc.*^	130,000	175,500

Global Exchanges - 0.04%
JSE Limited	28,000	268,934

Holding Company - 6.37%
Bollore SA	411,400	1,594,900
Dundee Corporation - Class A*	125,200	380,608
Icahn Enterprises LP	715,700	36,672,468
Leucadia National Corporation	327,300	8,509,800
Siem Industries Inc.*	30,000	1,860,000
		49,017,776
Household and Personal Products - 1.40%
Newell Brands, Inc.	229,000	10,801,930

Industrial Services - 0.06%
Brookfield Business Partners LP^	18,100	446,346

Insurance Carriers and Related Activities - 1.98%
Markel Corporation*	15,600	15,223,416

Lessors of Nonresidential Buildings (except Miniwarehouses) - 10.47%
The Howard Hughes Corporation*	687,200	80,574,200

Lessors of Residential Buildings and Dwellings - 0.81%
Equity Lifestyle Properties, Inc. - REIT	80,900	6,234,154

Media - 3.33%
Discovery Communications, Inc. - Class A*	164,500	4,785,305
Discovery Communications, Inc. - Class C*	83,100	2,352,561
Liberty Media Corp.-Liberty Braves - Class A*	41,400	991,116
Liberty Media Corp.-Liberty Braves - Class C*	56,400	1,333,860
Liberty Media Corp.-Liberty Formula One - Class A*	97,300	3,181,710
Liberty Media Corp.-Liberty Formula One - Class C*	136,900	4,675,135
Lions Gate Entertainment Corporation - Class B*	235,133	5,732,543
Scripps Networks Interactive - Class A	19,200	1,504,704
Viacom Inc. - Class B	23,200	1,081,584
		25,638,518
Mining (except Oil and Gas) - 2.00%
Franco-Nevada Corporation	231,800	15,185,218
Silver Wheaton Corporation	10,000	208,400
		15,393,618
Motor Vehicle and Parts Dealers - 2.00%
AutoNation, Inc.*	363,600	15,376,644

Oil and Gas - 21.12%
PrairieSky Royalty Limited	1,000	21,100
Texas Pacific Land Trust[c]	581,159	162,579,230
		162,600,330
Oil and Gas Extraction - 1.19%
Atlas Energy Group LLC*	612,400	153,100
Canadian Natural Resources Limited	18,000	590,220
Continental Resources, Inc.*	77,400	3,515,508
Tourmaline Oil Corp.*	219,200	4,887,228
		9,146,056
Other Exchanges - 2.18%
CBOE Holdings Inc.	197,000	15,970,790
Urbana Corporation - Class A	359,000	839,561
		16,810,351
Performing Arts, Spectator Sports, and Related Industries - 2.67%
Live Nation Entertainment, Inc.*	676,400	20,542,268

Publishing Industries (except Internet) - 0.09%
Time Inc.	36,000	696,600

Real Estate - 0.92%
Dream Unlimited Corp. - Class A*	297,000	1,518,667
Forest City Realty Trust, Inc. - Class A - REIT	253,800	5,527,764
		7,046,431
Restaurants - 2.15%
The Wendy's Company	1,217,600	16,571,536

Satellite Telecommunications - 4.04%
DISH Network Corp. - Class A*	221,400	14,056,686
EchoStar Corporation - Class A*	299,700	17,067,915
		31,124,601
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.31%
The Bitcoin Investment Trust*^	20,400	2,368,644

Shipping Services - 0.13%
Clarkson plc	30,000	977,260

Utilities - 0.43%
Brookfield Infrastructure Partners LP^	86,300	3,337,221

Water Transportation - 0.20%
A.P. Moeller-Maersk A/S - Class B - ADR^	184,800	1,534,764

TOTAL COMMON STOCKS
(cost $367,845,446)		648,587,057

PREFERRED STOCKS - 0.00%
Asset Management - 0.00%
Partners Value Investments LP - Class A	217	4,069

TOTAL PREFERRED STOCKS
(cost $1,764)		4,069

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+	$200,000	-

TOTAL ESCROW NOTES
(cost $0)		-

WARRANTS - 0.00%	Shares
Asset Management - 0.00%
Partners Value Investments LP*	800	1,510

TOTAL WARRANTS
(cost $2,368)		1,510

SHORT-TERM INVESTMENTS - 16.07%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	1,276	1,276

	Principal
	Amount
U.S. Treasury Obligations - 16.07%
United States Treasury Bills
Maturity Date: 04/20/2017, Yield to Maturity 0.45%	$34,210,000	34,198,334
Maturity Date: 04/27/2017, Yield to Maturity 0.52%	16,616,000	16,607,975
Maturity Date: 05/04/2017, Yield to Maturity 0.58%	2,384,000	2,382,593
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	70,525,000	70,471,824
		123,660,726
TOTAL SHORT-TERM INVESTMENTS
(cost $123,670,437)		123,662,002

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.25%	Shares
Money Market Funds - 0.25%
First American Government Obligations Fund - Class X, 0.65%[b]	1,953,403	1,953,403

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $1,953,403)		1,953,403

TOTAL INVESTMENTS - 100.58%
(cost $493,473,418)(a)		$774,208,041

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017.  Total loaned securities had a market value of $1,902,237 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
[c]	- Affiliated issuer.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$493,473,418

Gross unrealized appreciation	$313,694,537
Gross unrealized depreciation	(32,959,914)
Net unrealized appreciation	$280,734,623

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 91.05%	Shares	Value
Accommodation - 1.96%
Civeo Corporation*	1,269,875	$3,796,926

Asset Management - 11.82%
Associated Capital Group, Inc. - Class A	164,250	5,937,637
GAMCO Investors, Inc. - Class A	19,200	568,128
JZ Capital Partners Limited	190,400	1,316,805
Onex Corporation	117,580	8,439,306
Partners Value Investments LP*	191,000	4,308,757
RIT Capital Partners plc	99,200	2,325,418
Sprott, Inc.	1,680	2,817
		22,898,868
Beverage and Tobacco Product Manufacturing - 0.62%
Crimson Wine Group Limited*	119,600	1,196,000

Chemical Manufacturing - 3.84%
Inter Parfums, Inc.	102,600	3,750,030
Platform Specialty Products Corporation*	283,600	3,692,472
		7,442,502
Construction of Buildings - 0.56%
Green Brick Partners, Inc.*	109,300	1,087,535

Credit Intermediation and Related Activities - 0.12%
Emergent Capital, Inc.*	735,250	235,280

Forestry and Logging - 0.02%
Keweenaw Land Association Limited*	380	38,756

Gaming - 4.24%
Tropicana Entertainment Inc.*	256,600	8,211,200

General Merchandise Stores - 0.43%
Sears Canada Inc.*^	613,100	827,685

Holding Company - 10.23%
Dundee Corporation - Class A*	854,700	2,598,288
Icahn Enterprises LP	336,294	17,231,705
		19,829,993
Household and Personal Products - 0.92%
Newell Brands, Inc.	37,959	1,790,526

Insurance Carriers and Related Activities - 0.47%
Greenlight Capital Re, Limited - Class A*	41,000	906,100

Lessors of Nonresidential Buildings (except Miniwarehouses) - 9.09%
The Howard Hughes Corporation*	150,200	17,610,950

Machinery Manufacturing - 0.70%
Colfax Corporation*	34,500	1,354,470

Manufactured Brands - 0.60%
Movado Group, Inc.	46,700	1,165,165

Media - 0.56%
Lions Gate Entertainment Corporation - Class B*	44,096	1,075,060

Merchant Wholesalers, Durable Goods - 0.67%
Dorman Products, Inc.*	15,800	1,297,654

Mining (except Oil and Gas) - 0.25%
McEwen Mining Inc.^	160,600	488,224

Motor Vehicle and Parts Dealers - 0.77%
Penske Automotive Group, Inc.	31,700	1,483,877

Oil and Gas - 22.82%
Permian Basin Royalty Trust^	165,500	1,547,425
Texas Pacific Land Trust	152,550	42,675,862
		44,223,287
Oil Refining - 0.77%
Par Pacific Holdings, Inc.*	90,719	1,495,956

Other Exchanges - 0.84%
Urbana Corporation - Class A	695,071	1,625,500

Performing Arts, Spectator Sports, and Related Industries - 3.97%
Live Nation Entertainment, Inc.*	253,500	7,698,795

Pipeline Transportation - 2.43%
Rubis SCA	48,050	4,709,247

Publishing Industries (except Internet) - 0.22%
Promotora de Informaciones S.A. - ADR*	64,644	297,363
Value Line, Inc.	7,615	131,054
		428,417
Real Estate - 5.88%
Dream Unlimited Corp. - Class A*	2,230,000	11,402,790

Restaurants - 4.82%
The Wendy's Company	686,000	9,336,460

Satellite Telecommunications - 0.23%
Loral Space & Communications Inc.*	11,400	449,160

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.20%
The Bitcoin Investment Trust*	3,375	391,871

Telecommunications - 0.07%
CIBL, Inc.*	18	24,750
ICTC Group Inc.*	208	6,240
LICT Corporation*	16	110,400
		141,390
Transportation Equipment Manufacturing - 0.93%
American Railcar Industries, Inc.^	44,000	1,808,400

TOTAL COMMON STOCKS
(cost $178,453,536)		176,448,044

PREFERRED STOCKS - 0.50%
Asset Management - 0.50%
Partners Value Investments LP - Class A	51,933	973,744

TOTAL PREFERRED STOCKS
(cost $420,822)		973,744

WARRANTS - 0.19%
Asset Management - 0.19%
Partners Value Investments LP*	191,000	360,499

TOTAL WARRANTS
(cost $564,856)		360,499

SHORT-TERM INVESTMENTS - 7.06%
Money Market Funds - 0.01%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	17,474	17,474

	Principal
	Amount
U.S. Treasury Obligations - 7.05%
United States Treasury Bills
Maturity Date: 04/27/2017, Yield to Maturity 0.63%	$1,633,000	1,632,211
Maturity Date: 05/04/2017, Yield to Maturity 0.58%	380,000	379,776
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	11,660,000	11,651,208
		13,663,195
TOTAL SHORT-TERM INVESTMENTS
(cost $13,681,241)		13,680,669

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.06%	Shares
Money Market Funds - 2.06%
First American Government Obligations Fund - Class X, 0.65%[b]	3,991,804	3,991,804

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $3,991,804)		3,991,804

TOTAL INVESTMENTS - 100.86%
(cost $197,112,259)(a)		$195,454,760

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017.  Total loaned securities had a market value of $3,814,463 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$197,112,259

Gross unrealized appreciation	$55,771,566
Gross unrealized depreciation	(57,429,065)
Net unrealized depreciation	$(1,657,499)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

COMMON STOCKS - 73.17%	Shares	Value
Asset Management - 12.38%
Associated Capital Group, Inc. - Class A	33,400	$1,207,410
Federated Investors, Inc. - Class B	3,600	94,824
GAMCO Investors, Inc. - Class A	100	2,959
Oaktree Capital Group LLC^	9,000	407,700
Onex Corporation	35,300	2,542,108
Partners Value Investments LP*	43,516	981,675
Senvest Capital Inc.*	120	15,530
Sprott, Inc.	41,155	69,012
		5,321,218
Beverage and Tobacco Product Manufacturing - 0.12%
Crimson Wine Group Limited*	5,080	50,800

Data Processor - 3.12%
MasterCard, Inc. - Class A	4,800	539,856
Visa, Inc. - Class A	9,000	799,830
		1,339,686
Gaming - 5.81%
Tropicana Entertainment Inc.*	78,000	2,496,000

Global Exchanges - 0.97%
JSE Limited	43,600	418,768

Holding Company - 7.82%
Clarke Inc.	1,000	8,121
Dundee Corporation - Class A*	158,600	482,144
Icahn Enterprises LP	56,000	2,869,440
		3,359,705
Insurance Carriers and Related Activities - 1.43%
Fairfax Financial Holdings Limited	60	27,379
Markel Corporation*	600	585,516
		612,895
Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.13%
The Howard Hughes Corporation*	22,450	2,632,263

Merchant Wholesalers, Durable Goods - 0.06%
A-Mark Precious Metals, Inc.	1,600	27,328

Mining (except Oil and Gas) - 0.01%
Silver Wheaton Corporation	100	2,084

Oil and Gas - 19.59%
Texas Pacific Land Trust	30,100	8,420,475

Other Exchanges - 3.38%
CBOE Holdings Inc.	4,300	348,601
NZX Limited	359,002	271,794
Urbana Corporation - Class A	356,004	832,554
		1,452,949
Publishing Industries (except Internet) - 0.02%
IHS Markit Limited*	200	8,390

Real Estate - 3.25%
Dream Unlimited Corp. - Class A*	272,800	1,394,924

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.67%
The Bitcoin Investment Trust*	6,600	766,326
CME Group, Inc.	4,000	475,200
IntercontinentalExchange Group, Inc.	10,000	598,700
Ladenburg Thalmann Financial Services Inc.*	12,000	29,760
OTC Markets Group Inc. - Class A	86,385	1,857,278
		3,727,264
Shipping Services - 0.12%
Clarkson plc	1,600	52,121

U.S. Equity Exchanges - 0.29%
NASDAQ, Inc.	1,800	125,010

TOTAL COMMON STOCKS
(cost $22,106,166)		31,441,880

PREFERRED STOCKS - 0.52%
Asset Management - 0.52%
Partners Value Investments LP - Class A	11,832	221,850

TOTAL PREFERRED STOCKS
(cost $96,929)		221,850

	Principal
CORPORATE BONDS - 0.01%	Amount
General Merchandise Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	4,345

TOTAL CORPORATE BONDS
(cost $5,500)		4,345

WARRANTS - 0.19%	Shares
Asset Management - 0.19%
Partners Value Investments LP*	43,516	82,133

TOTAL WARRANTS
(cost $130,104)		82,133

SHORT-TERM INVESTMENTS - 25.35%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	320	320

	Principal
	Amount
U.S. Treasury Obligations - 25.35%
United States Treasury Bills
Maturity Date: 04/27/2017, Yield to Maturity 0.53%	$1,312,000	1,311,366
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	9,590,000	9,582,769
		10,894,135
TOTAL SHORT-TERM INVESTMENTS
(cost $10,894,996)		10,894,455

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.01%	Shares
Money Market Funds - 0.01%
First American Government Obligations Fund - Class X, 0.65%[b]	5,004	5,004

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $5,004)		5,004

TOTAL INVESTMENTS - 99.25%
(cost $33,238,699)(a)		$42,649,667

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017.  Total loaned securities had a market value of $4,760 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$33,238,699

Gross unrealized appreciation	$14,942,787
Gross unrealized depreciation	(5,531,819)
Net unrealized appreciation	$9,410,968

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

	Principal
CORPORATE BONDS - 10.70%	Amount	Value
Computer and Electronic Product Manufacturing - 0.88%
Apple, Inc., 1.050%, 05/05/2017	$250,000	$250,016

Credit Intermediation and Related Activities - 1.05%
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	299,823

Insurance Carriers and Related Activities - 2.47%
Aetna Inc., 1.750%, 05/15/2017	300,000	300,034
American International Group, Inc., 5.450%, 05/18/2017	400,000	401,925
		701,959
Machinery Manufacturing - 0.85%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	242,122

Medical Supply - 1.05%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	299,915

Miscellaneous Manufacturing - 2.11%
Becton Dickinson and Co.
1.450%, 05/15/2017	300,000	300,003
1.800%, 12/15/2017	300,000	300,275
		600,278
Petroleum and Coal Products Manufacturing - 1.23%
Phillips 66, 2.950%, 05/01/2017	350,000	350,402

Pharmaceutical and Biotechnology - 1.06%
Pfizer, Inc., 1.100%, 05/15/2017	300,000	299,936

TOTAL CORPORATE BONDS
(cost $3,043,099)		3,044,451

U.S. TREASURY OBLIGATIONS - 4.75%
United States Treasury Notes - 4.75%
0.750%, 06/30/2017	500,000	499,895
0.875%, 08/15/2017#	850,000	850,028

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,348,150)		1,349,923

EXCHANGE TRADED FUNDS - 20.34%	Shares
Funds, Trusts, and Other Financial Vehicles - 20.34%
iShares 1-3 Year Credit Bond ETF	27,000	2,841,210
PIMCO Enhanced Short Maturity Active ETF	4,700	477,755
SPDR Bloomberg Barclays Short Term Corporate Bond ETF#	24,000	734,640
Vanguard Short-Term Corporate Bond ETF	21,700	1,730,358

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,783,963

SHORT-TERM INVESTMENTS - 63.40%
Money Market Funds - 3.81%
Fidelity Institutional Government Portfolio - Class I, 0.56%#[b]	1,083,696	1,083,696

	Principal
	Amount
U.S. Treasury Obligations - 59.59%
United States Treasury Bills
Maturity Date: 04/20/2017, Yield to Maturity 0.55%	$1,544,000	1,543,474
Maturity Date: 04/27/2017, Yield to Maturity 0.53%	3,453,000	3,451,332
Maturity Date: 05/04/2017, Yield to Maturity 0.58%	2,197,000	2,195,704
Maturity Date: 05/11/2017, Yield to Maturity 0.64%	9,765,000	9,757,637
		16,948,147
TOTAL SHORT-TERM INVESTMENTS
(cost $18,032,814)		18,031,843

TOTAL INVESTMENTS - 99.19%
(cost $28,228,855)(a)		$28,210,180

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$28,228,855

Gross unrealized appreciation	$4,601
Gross unrealized depreciation	(23,276)
Net unrealized depreciation	$(18,675)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - March 31, 2017 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Equity Index
S&P 500 Index
Expiration: April 2017, Exercise Price: $2,275.00	4	$1,340
Expiration: April 2017, Exercise Price: $2,280.00	3	1,125
Expiration: April 2017, Exercise Price: $2,285.00	4	2,507
Expiration: April 2017, Exercise Price: $2,290.00	8	4,360
Expiration: April 2017, Exercise Price: $2,295.00	5	2,960
Expiration: April 2017, Exercise Price: $2,300.00	18	8,033
Expiration: April 2017, Exercise Price: $2,305.00	7	753
Expiration: April 2017, Exercise Price: $2,310.00	3	1,050

TOTAL PUT OPTIONS WRITTEN
(premiums received $43,326)		$22,128

[d]	- 100 shares per contract.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - March 31, 2017 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.49%	Amount	Value
Energy Transportation - 0.61%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$500,000	$342,500

Real Estate - 0.88%
Forest City Enterprises, Inc., 4.250%, 08/15/2018	446,000	498,962

TOTAL CONVERTIBLE BONDS
(cost $795,723)		841,462

CORPORATE BONDS - 78.27%
Broadcasting (except Internet) - 5.01%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	202,250
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	256,250
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $774,969■	750,000	780,195
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,012,209■	1,050,000	1,077,562
TEGNA, Inc.
5.125%, 10/15/2019	250,000	256,250
5.125%, 07/15/2020	250,000	258,750
		2,831,257
Cable Distributor - 0.47%
Altice Luxembourg SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $264,734■	250,000	265,937

Chemical Manufacturing - 6.82%
Ashland Inc., 4.750%, 08/15/2022	3,000,000	3,116,250
The Chemours Company
6.625%, 05/15/2023	474,000	504,810
7.000%, 05/15/2025	214,000	231,441
		3,852,501
Construction of Buildings - 7.22%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	2,028,600
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,055,000
		4,083,600
E-Commerce - 1.74%
IAC/InterActiveCorp, 4.750%, 12/15/2022^	1,000,000	982,500

Energy Transportation - 1.81%
ONEOK Inc., 4.250%, 02/01/2022	1,000,000	1,025,000

Fabricated Metal Product Manufacturing - 0.42%
Ball Corp., 5.250%, 07/01/2025	224,000	238,000

Food Manufacturing - 8.37%
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024, Acquired 02/15/2017 at $1,005,000■	1,000,000	1,022,500
4.875%, 11/01/2026, Acquired 02/15/2017-03/09/2017 at $3,632,031■	3,625,000	3,706,563
		4,729,063
Gaming - 2.69%
Wynn Las Vegas LLC
5.375%, 03/15/2022	1,000,000	1,026,250
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $489,555■	500,000	493,275
		1,519,525
Holding Company - 5.41%
Icahn Enterprises, 5.875%, 02/01/2022	3,000,000	3,060,000

Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.20%
The Howard Hughes Corporation, 5.375%, 03/15/2025, Acquired 03/06/2017-03/07/2017 at $1,253,125■	1,250,000	1,240,625

Mining (except Oil and Gas) - 2.71%
Freeport-McMoRan Inc., 3.550%, 03/01/2022	1,100,000	1,025,750
Teck Resources Limited, 4.750%, 01/15/2022	264,000	273,953
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	234,344
		1,534,047
Motor Vehicle and Parts Dealers - 6.53%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,692,000

Oil and Gas Extraction - 3.63%
Continental Resources, Inc., 5.000%, 09/15/2022	600,000	608,250
Murphy Oil Corp., 4.700%, 12/01/2022	1,208,000	1,177,800
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	266,875
		2,052,925
Oil and Gas Service Company - 2.06%
Ensco plc, 4.700%, 03/15/2021^	600,000	591,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	576,000
		1,167,000
Publishing Industries (except Internet) - 0.46%
Tribune Media Co., 5.875%, 07/15/2022	250,000	261,875

Rail Transportation - 0.46%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019, Acquired 07/09/2014 at $256,857■	250,000	258,125

Real Estate - 8.26%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 09/24/2014-03/20/2015 at $3,340,282■	3,250,000	3,375,938
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	103,500
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	672,971
Lamar Media Corp., 5.000%, 05/01/2023	500,000	517,500
		4,669,909
Satellite Telecommunications - 5.35%
Dish DBS Corp., 4.625%, 07/15/2017	3,000,000	3,026,250

Software and Services - 0.54%
Nuance Communications, Inc., 5.375%, 08/15/2020, Acquired 03/27/2014-07/29/2014 at $304,635■	300,000	305,258

Telecommunications - 4.73%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	517,500
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	753,829
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	488,767
7.625%, 06/15/2021	500,000	553,125
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	362,600
		2,675,821
Transportation Equipment Manufacturing - 1.38%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	260,000
Lear Corp., 4.750%, 01/15/2023	500,000	518,028
		778,028
TOTAL CORPORATE BONDS
(cost $43,375,273)		44,249,246

MUNICIPAL BONDS - 0.33%
Air Transportation - 0.33%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025[a]+	2,000,000	108,000
6.000%, 07/01/2037[a]+	1,500,000	81,000

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		189,000

EXCHANGE TRADED NOTES - 0.01%	Shares
Credit Intermediation and Related Activities - 0.01%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	6,100

TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		6,100

MUTUAL FUNDS - 9.21%
Funds, Trusts, and Other Financial Vehicles - 9.21%
DoubleLine Income Solutions Fund^	12,600	252,882
DoubleLine Opportunistic Credit Fund^	50,900	1,214,474
Duff & Phelps Select Energy MLP Fund Inc.	400	3,124
Nuveen Energy MLP Total Return Fund	400	5,448
PIMCO Dynamic Income Fund^	88,000	2,538,800
PIMCO Income Opportunity Fund	9,000	223,470
PIMCO Income Strategy Fund	10,000	111,600
PIMCO Income Strategy Fund II	10,000	100,500
Special Opportunities Fund Inc.	14,200	207,462
Tortoise Energy Infrastructure Corp.	600	20,934
Tortoise MLP Fund Inc.	1,400	29,092
Western Asset Mortgage Defined Opportunity Fund Inc.	19,200	455,040
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,574
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	18,416

TOTAL MUTUAL FUNDS
(cost $5,655,505)		5,205,816

SHORT-TERM INVESTMENTS - 9.63%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.56%[b]	312	312

	Principal
	Amount
U.S. Treasury Obligations - 9.63%
United States Treasury Bills
Maturity Date: 04/20/2017, Yield to Maturity 0.66%	$4,229,000	4,227,558
Maturity Date: 04/27/2017, Yield to Maturity 0.67%	1,214,000	1,213,414
		5,440,972
TOTAL SHORT-TERM INVESTMENTS
(cost $5,441,252)		5,441,284

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.61%	Shares
Money Market Funds - 1.61%
First American Government Obligations Fund - Class X, 0.65%[b]	911,020	911,020

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $911,020)		911,020

TOTAL INVESTMENTS - 100.55%
(cost $58,427,856)(a)		$56,843,928

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2017.  Total loaned securities had a market value of $895,924 at March 31, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 23.53%.
[a]	- Default or other conditions exist and the security is not presently accruing income.
+	- Security is considered illiquid. The aggregate value of such securities is $189,000 or 0.33% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2017.
ETN	- Exchange Traded Note.

(a) The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows:

Cost of investments	$58,427,856

Gross unrealized appreciation	$1,053,321
Gross unrealized depreciation	(2,637,249)
Net unrealized depreciation	$(1,583,928)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The
Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

As would be reflected in the Statement of Assets and Liabilities of the Master Portfolios, the following is a summary of the fair value and location of derivative instruments as of March 31, 2017:

		Statement of Assets & Liabilities
	Derivative Equity Contracts	Asset Description	Asset Fair Value	Liability Description	Liability Fair Value

The Alternative Income Portfolio	Put Options Written		$-	Written options, at value	$22,128

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ  Official Closing Price (“NOCP”).  Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price.  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest asked price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange-traded options are valued at a quote provided by third party pricing agents. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. If none of the third party pricing agents publish a price and it is the day of expiration, expiring options will be priced at intrinsic value. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2017, 0.03% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2017.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of March 31, 2017:

Assets^	Level 1		Level 2		Level 3	Total
Common Stocks	$60,856,517		$2,909,056	(1)	$30,021 (2)	$63,795,594
Escrow Notes	-		-		- *	-	*
Short-Term Investments	312		50,093,464		-	50,093,776
Total Investments in Securities	$60,856,829		$53,002,520		$30,021	$113,889,370

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Administrative and Support Services	$1,638
Cable Distributor	2,902,948
Telecommunications	4,470
	$2,909,056

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:
	Securities, Commodity Contracts, and Other Financial
Investments and Related Activities	$30,021

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2016	$26,368
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,653
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2017	$30,021

Description	Fair Value at 3/31/17		Valuation Techniques		Unobservable Input	Range
Common Stocks	$103.88		Accreting or amortizing the premium or discount until maturity of the restriction period.		No active market	$76.33-$124.05

Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market	$0.00-$0.00

	There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of March 31, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$3,890,531	$717,630	(1)	$-	$4,608,161
Preferred Stocks	-	9,656		-	9,656
Corporate Bonds	-	31,205		-	31,205
Warrants	4,323	3,573		-	7,896
Short-Term Investments	257	3,222,631		-	3,222,888
Investments Purchased with the Cash
Proceeds from Securities Lending	20,281	-		-	20,281
Total Investments in Securities	$3,915,392	$3,984,695		$-	$7,900,087

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$311,413
Cable Distributor	9,738
Holding Company	217,000
Real Estate	179,479
	$717,630

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of March 31, 2017:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$621,867,428		$26,719,629	(1)	$-		$648,587,057
Preferred Stocks	-		4,069		-		4,069
Escrow Notes	-		-		-	*	-	*
Warrants	-		1,510		-		1,510
Short-Term Investments	1,276		123,660,726		-		123,662,002
Investments Purchased with the Cash
Proceeds from Securities Lending	1,953,403		-		-		1,953,403
Total Investments in Securities	$623,822,107		$150,385,934		$-	*	$774,208,041

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$18,453,734
Holding Company	1,860,000
Oil and Gas Extraction	4,887,228
Real Estate	1,518,667
	$26,719,629

Transfers out of Level 1 into Level 2	$1,860,000

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2016	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2017	$-	*

Description	Fair Value at 3/31/17		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

	There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,145,766	$-	$-	$20,145,766
Rights	7,784	1,091	-	8,875
Short-Term Investments	1,051	377,817	-	378,868
Investments Purchased with the Cash
Proceeds from Securities Lending	181,688	-	-	181,688
Total Investments in Securities	$20,336,289	$378,908	$-	$20,715,197

Transfers out of Level 2 into Level 1	$792

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2017, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$152,155,801	$24,292,243	(1)	$-	$176,448,044
Preferred Stocks	-	973,744		-	973,744
Warrants	-	360,499		-	360,499
Short-Term Investments	17,474	13,663,195		-	13,680,669
Investments Purchased with the Cash
Proceeds from Securities Lending	3,991,804	-		-	3,991,804
Total Investments in Securities	$156,165,079	$39,289,681		$-	$195,454,760

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$12,748,063
Real Estate	11,402,790
Telecommunications	141,390
	$24,292,243

Transfers out of Level 1 into Level 2	$24,750

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2017, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of March 31, 2017:

Assets^	Level 1		Level 2		Level 3	Total
Common Stocks	$26,507,643		$4,934,237	(1)	$-	$31,441,880
Preferred Stocks	-		221,850		-	221,850
Corporate Bonds	-		4,345		-	4,345
Warrants	-		82,133		-	82,133
Short-Term Investments	320		10,894,135		-	10,894,455
Investments Purchased with the Cash
Proceeds from Securities Lending	5,004		-		-	5,004
Total Investments in Securities	$26,512,967		$16,136,700		$-	$42,649,667

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$3,539,313
Real Estate	1,394,924
	$4,934,237

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2016	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	-
Balance as of March 31, 2017	$-

^	See Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,044,451	$-	$3,044,451
U.S. Treasury Obligations	-	1,349,923	-	1,349,923
Exchange Traded Funds	5,783,963	-	-	5,783,963
Short-Term Investments	1,083,696	16,948,147	-	18,031,843
Total Investments in Securities	$6,867,659	$21,342,521	$-	$28,210,180

Liabilities
Put Options Written	$-	$22,128	$-	$22,128

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$841,462	$-	$841,462
Corporate Bonds	-	44,249,246	-	44,249,246
Municipal Bonds	-	189,000	-	189,000
Exchange Traded Notes	6,100	-	-	6,100
Mutual Funds	5,205,816	-	-	5,205,816
Short-Term Investments	312	5,440,972	-	5,441,284
Investments Purchased with the Cash
Proceeds from Securities Lending	911,020	-	-	911,020
Total Investments in Securities	$6,123,248	$50,720,680	$-	$56,843,928

For the three-month period ended March 31, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*:  /s/ Peter B. Doyle
                                               Peter B. Doyle, President

Date:   May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/ Peter B. Doyle
                                               Peter B. Doyle, President

Date:   May 19, 2017

By (Signature and Title)*:  /s/ Leonid Polyakov
                                               Leonid Polyakov, Treasurer

Date:   May 19, 2017

* Print the name and title of each signing officer under his or her signature.